Consolidated Statements of Changes in Shareholders' Equity	Issued capital [member] USD ($) shares	Reserve of share-based payments [member] USD ($)	Warrant Reserve [Member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Retained earnings [member] USD ($)	USD ($)	CAD ($)
Beginning balance, value at Jul. 31, 2018	$ 8,313,524	$ 736,877	$ 2,366,573	$ (85,888)	$ (10,328,884)	$ 1,002,202
Beginning balance, shares at Jul. 31, 2018 | shares	529,655
IfrsStatementLineItems [Line Items]
Issuance of shares and warrants on conversion of Convertible Notes (Note 7(b)(i))	$ 332,210		216,952			549,162
Issuance of shares and warrants on conversion of Convertible Notes (Note 7(b)(i)), shares | shares	22,488
Exercise of warrants (Note7(b)	$ 141,750		(27,790)			113,960
Exercise of warrants (Note7(b). shares | shares	3,333
Private Placement (Note7(b)	$ 2,324,771					2,324,771
Private Placement (Note7(b), shares | shares	99,117
Expiration of warrants (Note7(c)(iii))			(219,195)		219,195
Expiration of options (Note 8(iii))		(76,396)			76,396
Share-based compensation (Note 8(vi))		49,317				52,933
Foreign exchange translation				(15,288)		(15,288)
Loss for the year					(4,712,789)	(4,712,789)
Ending balance, value at Jul. 31, 2019	$ 11,112,255	709,798	2,336,540	(101,176)	(14,746,082)	(688,665)
Ending balance, shares at Jul. 31, 2019 | shares	654,593
Beginning balance, value at Aug. 01, 2019	$ 11,112,255	709,798	2,336,540	(101,176)	(14,746,082)	(688,665)	$ (846,137)
Beginning balance, shares at Aug. 01, 2019 | shares	654,593
IfrsStatementLineItems [Line Items]
Private Placement (Note7(b)	$ 688,889					688,889
Private Placement (Note7(b), shares | shares	40,300
Private Placement (Note 7(b)(v))	$ 462,714					462,714
Private Placement (Note 7(b)(v)), shares | shares	27,069
Expiration of warrants (Note7(c)(iii))			(487,205)		487,205
Expiration of options (Note 8(iii))		(113,933)			113,933
Share-based compensation (Note 8(vi))		1,686				1,686
Foreign exchange translation				(37,508)		(37,508)
Loss for the year					(4,024,536)	(4,024,536)	(4,944,221)
Ending balance, value at Jul. 31, 2020	$ 12,263,858	597,551.00	1,849,335	(138,684)	(18,169,480)	(3,597,420)	$ (4,419,622)
Ending balance, shares at Jul. 31, 2020 | shares	721,962
IfrsStatementLineItems [Line Items]
Exercise of warrants (Note7(b)	$ 16,191,458		(2,595,927)			13,595,531
Exercise of warrants (Note7(b). shares | shares	2,562,573
Private Placement (Note7(b)	$ 13,611,136		11,084,060			24,695,196
Private Placement (Note7(b), shares | shares	5,170,343
Issuance of warrants on convertible debt			43,980			43,980
Conversion feature (Note 5(c))	28,712					28,712
Issuance of shares for debt (Note 7(b)(vi))	$ 329,670					329,670
Issuance of shares for debt (Note 7(b)), shares | shares	50,000
Issuance of shares in public offering (Note 7(b)(vii))	$ 12,357,799		790,148			13,147,947
Issuance of shares in public offering (Note 7(b)(vii)), shares | shares	6,764,705
Reclassification of warrant liability (Note 6)			6,621,347			6,621,347
Expiration and forfeiture of options (Note 8(iv))		(387,647)			387,647
Issuance of options (Note 8(v))		1,968,226				1,968,226
Expiration of warrants (Note7(c)(iii))			(1,599,468)		1,599,468
Loss for the year					(428,334)	(428,334)
Ending balance, value at Jul. 31, 2021	$ 54,782,633	$ 2,178,130	$ 16,193,475	$ (138,684)	(15,754,031)	57,261,523
Ending balance, shares at Jul. 31, 2021 | shares	15,269,583
IfrsStatementLineItems [Line Items]
Historic foreign currency adjustments					$ 856,668	$ 856,668